Share capital - Initial Public Offering (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 13, 2021	Aug. 11, 2021	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings				$ 823,515
Share issuance costs			$ 193	$ 33,984
Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings	$ 823,515
Share issuance costs	$ 33,042
Initial public offering | Subordinate voting shares
Disclosure of classes of share capital [table]
Increase (decrease) in number of ordinary shares issued (in shares)		8,855,000
Initial public offering, over-allotment option | Subordinate voting shares
Disclosure of classes of share capital [table]
Increase (decrease) in number of ordinary shares issued (in shares)	1,155,000